As filed with the U.S. Securities and Exchange Commission on November 9, 2017

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 252	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 253

STATE STREET INSTITUTIONAL INVESTMENT TRUST

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

(617) 664-7037

(Registrant’s Telephone Number)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 9, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 252 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 9, 2017, the effectiveness of Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A as it relates to the State Street U.S. Government Cash Management Fund and the State Street Prime Cash Management Fund, which were filed pursuant to Rule 485(a) under the Securities Act on December 16, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, and has duly caused this Post-Effective Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 9th day of November, 2017.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 9th day of November, 2017:

Signature	Signature

/s/ Michael F. Holland* Michael F. Holland, Trustee	/s/ James E. Ross* James E. Ross, Trustee

/s/ William L. Marshall* William L. Marshall, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Michael A. Jessee* Michael A. Jessee, Trustee	/s/ Bruce D. Taber* Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg Bruce S. Rosenberg, Treasurer and Principal Financial Officer	/s/ Douglas T. Williams* Douglas T. Williams, Trustee

/s/ Ellen M. Needham Ellen M. Needham, President and Principal Executive Officer

/s/ Jesse D. Hallee
*By: Jesse D. Hallee
Attorney-in-Fact Pursuant to Powers of Attorney